Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Schedule of foreign currency position of monetary items

The foreign currency position of monetary items of the Group at December 31, 2023, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	1,367,231	Ps.	16.9325	Ps.	23,150,639
Euros	31,976		18.7219		598,651
Swiss francs	1,891		20.1657		38,133
Other currencies	—		—		3,383

Liabilities:
U.S. dollars (1)	3,996,913	Ps.	16.9325	Ps.	67,677,729
Euros	18,087		18.7219		338,623
Swiss francs	142		20.1657		2,864
Other currencies	—		—		854

The foreign currency position of monetary items of the Group at December 31, 2022, was as follows:

	Foreign
	Currency
	Amounts	Year-End
	(Thousands)	Exchange Rate		Mexican Pesos
Assets:
U.S. dollars	2,372,570	Ps.	19.4760	Ps.	46,208,173
Euros	20,720		20.8878		432,795
Swiss francs	2,009		21.1275		42,445
Other currencies	—		—		3,032

Liabilities:
U.S. dollars (1)	4,411,584	Ps.	19.4760	Ps.	85,920,010
Euros	237		20.8878		4,950
Swiss francs	23,281		21.1275		491,869
Other currencies	—		—		33

(1)	As of December 31, 2023 and 2022, monetary liabilities include U.S.$2,539.5 million (Ps.43,000,795) and U.S.$2,578.5 million (Ps.50,219,558), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in TelevisaUnivision and Open-Ended Fund (see Note 14).

Schedule of foreign currency of monetary items with net position

The Group is subject to the risk of foreign currency exchange rate fluctuations, resulting primarily from the net monetary position in U.S. dollars and U.S. dollar equivalent amounts of the Group’s Mexican operations, as follows (in millions of U.S. dollars):

	December 31,
	2023		2022
U.S. dollar-denominated and U.S. dollar-equivalent monetary assets, primarily cash and cash equivalents, and non-current investments in financial instruments (1)	U.S.$	1,398.5	U.S.$	2,319.9
U.S. dollar-denominated and U.S. dollar-equivalent monetary liabilities, primarily trade accounts payable, Senior debt securities, lease liabilities, and other liabilities (2) (3)		(4,010.2)		(4,428.1)
Net liability position	U.S.$	(2,611.7)	U.S.$	(2,108.2)

(1)	As of December 31, 2023 and 2022, this line includes U.S. dollar equivalent amounts of U.S. $36.0 million and U.S.$22.9 million, respectively, related to other foreign currencies, primarily Euros.
(2)	As of December 31, 2023 and 2022, this line includes U.S. dollar equivalent amounts of U.S.$20.1 million and U.S.$25.4 million, respectively, related to other foreign currencies, primarily Euros.
(3)	As of December 31, 2023 and 2022, monetary liabilities include U.S.$2,539.5 million (Ps.43,000,795) and U.S.$2,578.5 million (Ps.50,219,558), respectively, related to long-term debt designated as a hedging instrument of the Group’s investments in TelevisaUnivision and the investment in Open-Ended Fund (see Note 14).

Schedule of hypothetical changes in fair value or losses in earnings

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2023	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	948,549	Ps.	953,423	Ps.	4,874	Ps.	100,216
Open-Ended Fund		674,451		674,451		—		—
Publicly traded equity instruments		1,912,150		1,912,150		—		—
Derivative financial instruments (1)		251,738		251,738		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		3,715,634		3,762,228		46,594		422,817
Senior Notes due 2026		3,512,139		3,465,533		(46,606)		299,947
Senior Notes due 2032		5,079,750		5,969,062		889,312		1,486,218
Senior Notes due 2040		10,159,500		10,701,611		542,111		1,612,272
Senior Notes due 2045		13,387,004		11,542,810		(1,844,194)		(689,913)
Senior Notes due 2046		14,893,353		14,913,906		20,553		1,511,944
Senior Notes due 2049		11,191,163		10,035,228		(1,155,935)		(152,412)
Peso-denominated debt:
Notes due 2027		4,500,000		4,233,150		(266,850)		156,465
Senior Notes due 2037		4,500,000		4,026,060		(473,940)		(71,334)
Senior Notes due 2043		6,225,690		4,064,130		(2,161,560)		(1,755,147)
Long-term loans payable to Mexican banks		12,650,000		12,789,686		139,686		1,418,655
Lease liabilities		7,291,550		7,334,492		42,942		776,391

								Difference between
								Fair Value and
								Carrying Amount
								Assuming a
					Difference between			Hypothetical
					Fair Value and			10% Increase in
December 31, 2022	Carrying Amount		Fair Value		Carrying Amount			Fair Value
Assets:
Long-term loan and interest receivable from GTAC	Ps.	853,163	Ps.	857,006	Ps.	3,843	Ps.	89,544
Open-Ended Fund		773,209		773,209		—		—
Publicly traded equity instruments		2,611,053		2,611,053		—		—
Derivative financial instruments (1)		543,581		543,581		—		—

Liabilities(2) (3):
U.S. dollar-denominated debt:
Senior Notes due 2025		5,188,796		5,295,218		106,422		635,944
Senior Notes due 2026		5,842,800		5,717,764		(125,036)		446,740
Senior Notes due 2032		5,842,800		6,934,235		1,091,435		1,784,859
Senior Notes due 2040		11,685,600		12,083,611		398,011		1,606,372
Senior Notes due 2045		17,321,136		14,975,508		(2,345,628)		(848,077)
Senior Notes due 2046		17,528,400		17,570,118		41,718		1,798,730
Senior Notes due 2049		13,675,853		12,199,681		(1,476,172)		(256,204)
Peso-denominated debt:
Notes due 2027		4,500,000		4,238,640		(261,360)		162,504
Senior Notes due 2037		4,500,000		4,041,135		(458,865)		(54,752)
Senior Notes due 2043		6,500,000		4,046,705		(2,453,295)		(2,048,625)
Long-term loans payable to Mexican banks		13,650,000		13,775,125		125,125		1,502,638
Lease liabilities		8,369,072		8,497,104		128,032		977,742
Derivative financial instruments (1)		71,401		71,401		—		—

(1)	Given the nature and the tenor of these derivative financial instruments, an increase of 10% in interest and/or exchange rates would not be an accurate sensitivity analysis on the fair value of these financial instruments.
(2)	The carrying amount of debt is stated in this table at its principal amount.
(3)	The fair value of the Senior Notes and Notes issued by the Group are within Level 1 of the fair value hierarchy as there are quoted market prices for such notes. The fair value of the lease liabilities is within Level 2 of the fair value hierarchy and has been estimated based on cash flows discounted using an estimated weighted average cost of capital. The fair value of held-to-maturity securities are within Level 1 of the fair value hierarchy and were based on market interest rates to the listed securities.

Schedule of contractual undiscounted cash flows

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2024 to		January 1, 2025 to		January 1, 2027 to		Subsequent to
	December 31, 2024		December 31, 2026		December 31, 2028		December 31, 2028		Total
At December 31, 2023
Debt (1)	Ps.	10,000,000	Ps.	9,877,773	Ps.	4,500,000	Ps.	65,436,460	Ps.	89,814,233
Lease liabilities		1,280,932		2,551,747		1,660,370		1,798,501		7,291,550
Trade and other liabilities		20,436,012		—		—		2,604,527		23,040,539
Interest on debt (2)		4,116,602		9,358,169		7,967,272		51,916,580		73,358,623
Interest on lease liabilities		598,223		942,270		607,096		630,669		2,778,258

	Less Than 12 Months		12-36 Months		36-60 Months		Maturities
	January 1, 2023 to		January 1, 2024 to		January 1, 2026 to		Subsequent to
	December 31, 2023		December 31, 2025		December 31, 2027		December 31, 2027		Total
At December 31, 2022
Debt (1)	Ps.	1,000,000	Ps.	15,188,796	Ps.	12,992,800	Ps.	77,053,789	Ps.	106,235,385
Lease liabilities		1,373,233		2,902,742		2,752,640		1,340,457		8,369,072
Trade and other liabilities		28,107,852		531,617		173,898		2,237,215		31,050,582
Interest on debt (2)		5,259,796		12,024,064		10,041,317		66,654,473		93,979,650
Interest on lease liabilities		641,423		1,093,813		732,818		666,139		3,134,193

(1)	The amounts of debt are disclosed on a principal amount basis (see Note 14).
(2)	Interest to be paid in future years on outstanding debt as of December 31, 2023 and 2022, based on contractual interest rates and exchange rates as of that date.